Fair value measurement - Summary of financial assets and liabilities by category (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Trade and other payables
FINANCIAL LIABILITIES
Financial liabilities, at fair value	$ 124.3	$ 115.7
Long-term debt
FINANCIAL LIABILITIES
Financial liabilities, at fair value	530.8	548.0
Gold stream obligation
FINANCIAL LIABILITIES
Financial liabilities, at fair value	194.0	217.9
New Afton
FINANCIAL LIABILITIES
Financial liabilities, at fair value	467.4	436.1
Cash and cash equivalents
FINANCIAL ASSETS
Financial assets, at fair value	481.5	186.3
Trade and other receivables
FINANCIAL ASSETS
Financial assets, at fair value	14.2	65.2
Proceeds due from income tax refunds at Mesquite
FINANCIAL ASSETS
Financial assets, at fair value	12.8	12.8
Investments
FINANCIAL ASSETS
Financial assets, at fair value	59.5	46.2
Financial liabilities at amortized cost | Trade and other payables
FINANCIAL LIABILITIES
Financial liabilities, at fair value	124.3	115.7
Financial liabilities at amortized cost | Long-term debt
FINANCIAL LIABILITIES
Financial liabilities, at fair value	491.0	489.2
Financial instruments at FVTPL | Level 3 of fair value hierarchy | Gold stream obligation
FINANCIAL LIABILITIES
Financial liabilities, at fair value	194.0	217.9
Financial instruments at FVTPL | Level 3 of fair value hierarchy | New Afton
FINANCIAL LIABILITIES
Financial liabilities, at fair value	467.4	436.1
Financial assets at amortized cost | Cash and cash equivalents
FINANCIAL ASSETS
Financial assets, at fair value	481.5	186.3
Financial assets at amortized cost | Trade and other receivables
FINANCIAL ASSETS
Financial assets, at fair value	14.2	65.2
Financial assets at amortized cost | Level 1 of fair value hierarchy | Proceeds due from income tax refunds at Mesquite
FINANCIAL ASSETS
Financial assets, at fair value	12.8	12.8
Financial instruments at FVTPL | Level 2 of fair value hierarchy | Provisionally priced contracts
FINANCIAL ASSETS
Financial assets, at fair value	1.2	8.9
Financial instruments at FVTPL | Level 2 of fair value hierarchy | Gold and copper swap contracts
FINANCIAL ASSETS
Financial assets, at fair value	(1.8)	(9.8)
Financial instruments at FVTPL | Level 2 of fair value hierarchy | Foreign exchange forward contracts
FINANCIAL ASSETS
Financial assets, at fair value	1.5	0.0
Financial instruments at FVTPL | Level 1 of fair value hierarchy | Investments
FINANCIAL ASSETS
Financial assets, at fair value	$ 59.5	$ 46.2